Document And Entity Information	Aug. 09, 2022
Document Information [Line Items]
Entity, Registrant Name	ENTERPRISE DIVERSIFIED, INC.
Document, Type	8-K
Document, Period End Date	Aug. 09, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-27763
Entity, Tax Identification Number	88-0397234
Entity, Address, Address Line One	1806 Summit Avenue
Entity, Address, Address Line Two	Ste. 300
Entity, Address, City or Town	Richmond
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	23230
City Area Code	434
Local Phone Number	336-7737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001096934